Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net

Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years

Schedule of disaggregation of revenue

	June 30, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Central processing advertising algorithm services	290,441,871	188,112,127	26,277,782
Total revenues	290,441,871	188,112,127	26,277,782

Schedule of revenue by timing of transfer of goods or services

	June 30, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Services transferred at a point in time	239,512,194	142,800,304	19,948,077
Services transferred over time	50,929,677	45,311,823	6,329,705
Total revenues	290,441,871	188,112,127	26,277,782

Schedule of revenue by geographic locations

	June 30, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	239,512,194	142,800,304	19,948,077
Hong Kong revenues	50,929,677	45,311,823	6,329,705
Total revenues	290,441,871	188,112,127	26,277,782

Schedule of noncontrolling interests

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Shanghai Weimu	4,495,040	4,661,702	651,203
Viwo Tech	13,092,921	18,191,786	2,541,249
Total noncontrolling interests	17,587,961	22,853,488	3,192,452